Investment in Affiliates	12 Months Ended
Dec. 31, 2011
Investment in Affiliates
Investment in Affiliates

(8)                                 Investment in Affiliates

As of December 31, 2011, investments in affiliates represent (i) 40% (2010: 40%) equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor & loss adjustors services (ii) 30% (2010: Nil) equity interest in Jiaxing Baolian Insurance Agency Co., Ltd (“Jiaxing” ) which is a PRC registered company that distributes of property and casualty insurance products and (iii) 20.58% (2010: 18.16%) equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC. During 2011, Sincere Fame repurchased and cancelled shares of one of its shareholders’ equity, hence the equity of CISG increased back to 20.58%.

During the year, the Group recognized its share of income of affiliates with regard to Teamhead Automobile and Sincere Fame totaling RMB14,246. Jiaxing is newly set up and had no operations in 2011.

Investment as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Teamhead Automobile	266	322
Jiaxing	—	600
Sincere Fame	138,850	153,040
Total	139,116	153,962